Silent Partnerships	12 Months Ended
Dec. 31, 2023
Silent Partnerships [Abstract]
SILENT PARTNERSHIPS

15. SILENT PARTNERSHIPS

During the year ended December 31, 2020, the Company entered into silent partnership agreements whereby the lender agreed to lend a total of EUR299,400 (approximately $341,740) (the “3% SPAs”). The Company is to repay the amount by December 31, 2025. The Company must pay a minimum of 3% interest per annum on the loans. The lender is entitled to 3% of the Company’s net income each year should the Company be profitable and provided that the amount paid does not exceed the principal amount of the debt; the lender does not partake in the Company’s losses. Upon the amounts coming due, the lender of the 3% SPAs has the option to demand an additional payment equal to 15% of the contribution as a final remuneration (the “Final Renumeration”). The Final Remuneration is considered to be the cost of issuing debt. The 3% SPAs were received at below market interest rates as part of a government program for COVID-19 relief. The initial fair value of the 3% SPAs was determined to be EUR218,120 (approximately $248,966), which was determined using an estimated effective interest rate of 11.5%. The difference between the face value and the fair value of the 3% SPAs of EUR81,280 ($92,774) has been recognized as government grant income during the period. During the year ended December 31, 2021 the Company received the remaining EUR200,000 ($236,640). The initial fair value of the 3.0% SPAs received was determined to be EUR230,000 (approximately $272,136), determined using an estimated effective interest rate of 11.5%. The initial fair value of the 3.0% SPAs received in 2021 was determined to be EUR156,549 (approximately $185,229), which was determined using an estimated effective interest rate of 11.5%. The difference between the face value and the fair value of the 3.0% SPAs received in 2021 of EUR43,451 (approximately $51,410) has been recognized as government grant income during the period.

During the year ended December 31, 2020, the Company entered into silent partnership agreements whereby the lender agreed to lend a total of EUR50,000 (approximately $57,071) (the “3.5% SPAs”). The Company is to repay the amount by June 30, 2025. The Company must pay a minimum of 3.5% interest per annum on the loans. The lender is entitled to 0.5% of the Company’s net income each year should the Company be profitable and provided that the amount paid does not exceed the principal amount of the debt; the lender does not partake in the Company’s losses. The 3.5% SPAs are convertible to common shares of the Company at EUR1 per share in the event that the Company is involved in any of the following transactions: capital increases, a share or asset deal or a public offering. Pursuant to the silent partnership agreement, the Company notified the holder, at which point the holder declined the opportunity to convert their loan into common shares. The 3.5% SPAs were determined to be a financial instrument comprising an equity classified conversion feature with a host debt component. On initial recognition, the Company used the residual value method to allocate the principal amount of the 3.5% SPAs between the two components. The host debt component was valued first, based on similar debt securities without an embedded conversion feature and the residual was allocated to the equity-classified conversion feature.

Between the years of 2013 to 2016, the Company entered into silent partnership agreements for loans totaling EUR798,694 (approximately $915,383) (the “8.5% SPAs”). Under the 8.5% SPAs, the Company is to repay EUR398,634 (approximately $408,496) of the loans by June 30, 2023 (such amounts were paid between the end of June and the beginning of July 2023) and EUR400,000 (approximately $409,859) of the loans matures on December 31, 2025. The Company must pay a minimum of 8.5% interest per annum on the loans. The lenders are entitled to 1.66% of the Company’s net income each year should the Company be profitable and provided that the amount paid does not exceed the principal amount of the debt; the lenders do not partake in the Company’s losses. At maturity, the lenders of the 8.5% SPAs have the option to demand an additional payment equal to 30% of the principal of the loans as a Final Remuneration. The Final Remuneration is considered to be cost of issuing the debt and as such, the initial fair value of the 8.5% SPAs was determined to be EUR772,568 (approximately $85,440), determined using an estimated effective interest rate of 11.5%. Under the agreements, the lenders also agreed to invest in the Company and contributed EUR676,366 (approximately $775,183) to acquire 27,752 shares of the Company between the years of 2013 and 2016. During the year ended December 31, 2020, EUR80,000 (approximately $99,527) of the 8.5% SPAs was extinguished as the lender, who is also a customer of the Company, elected to offset the debt amount against amounts in trade receivables due to the Company.

In 2010, the Company entered into a silent partnership agreement whereby the lender agreed to lend the Company EUR300,000 (approximately $343,830) (the “8% SPA”). The Company repaid this loan in January 2023. The Company must pay a minimum of 8% interest per annum on the loan. The lender is entitled to 1.95% of the Company’s net income each year should the Company be profitable and provided that the amount paid does not exceed the principal amount of the debt; the lender does not partake in the Company’s losses. At maturity, the lender of the 8% SPA has the option to demand an additional payment of up to 30% of the principal of the loan as a Final Remuneration. The Final Remuneration is considered to be cost of issuing the debt and as such, the initial fair value of the 8% SPA was determined to be EUR289,900 (approximately $332,254), determined using an estimated effective interest rate of 11.5%.

Certain of the Silent Partnership agreements are with a German based bank, which also owns ordinary shares of the Company. Those debts are classified as “related party” in the statement of financial position. A continuity of the Company’s silent partnerships is as follows:

	3% SPAs	3.5% SPAs	8.5% SPAs	8% SPAs	Total
Balance, December 31, 2021	$528,849	$43,271	$935,081	$432,918	$1,940,119
Accretion	38,037	3,083	27,544	9,196	77,860
Effects of currency translation	(29,527)	(2,416)	(52,922)	(24,565)	(109,430)
Balance, December 31, 2022	$537,359	$43,938	$909,703	$417,549	$1,908,549
Extinguished during the year	-	-	(507,959)	(418,626)	(926,585)
Gain on debt forgiveness – related party	-	-	(48,667)	-	(48,667)
Accretion	42,063	3,382	20,529	805	66,779
Effects of currency translation	16,835	1,375	11,608	272	30,090
Balance, December 31, 2023	$596,257	$48,695	$385,214	$-	$1,030,166

During the year ended December 31, 2023, the repayment of EUR150,000 (approximately $161,010) of the 8.5% SPAs was a related party transaction, who is a major shareholder.

As at December 31, 2023, EUR 200,000 (approximately $220,784) with a carrying value of $271,354 of the 8.5% SPAs were owing to major shareholders of the Company. EUR 200,000 of the loan is due on December 31, 2025.

As at December 31, 2022, EUR 350,000 (approximately $375,445) with a carrying value of $462,252 (2021 – $498,972) of the 8.5% SPAs were owing to major shareholders of the Company. EUR 150,000 of the loan is due on June 30, 2023 and EUR 200,000 of the loan is due on December 31, 2025.